Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities1 [Abstract]
Accounts payable	$ 90,750	$ 56,922
Accrued liabilities:
Payroll	68,953	44,533
Other	64,420	49,502
Accounts payable and accrued liabilities	$ 224,123	$ 150,957